Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated other comprehensive income (loss)
Changes in Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following:

(Millions of dollars)	Foreign currency translation	Pension and other postretirement benefits	Derivative financial instruments	Available-for-sale securities	Total
Balance at December 31, 2012	$417	$21	$(42)	$67	$463
Other comprehensive income (loss) before reclassifications	(254)	3	(4)	29	(226)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(34)	41	(13)	(6)
Other comprehensive income (loss)	(254)	(31)	37	16	(232)
Balance at December 31, 2013	$163	$(10)	$(5)	$83	$231
Other comprehensive income (loss) before reclassifications	(1,155)	4	(118)	24	(1,245)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(25)	4	(24)	(45)
Other comprehensive income (loss)	(1,155)	(21)	(114)	—	(1,290)
Balance at December 31, 2014	$(992)	$(31)	$(119)	$83	$(1,059)
Other comprehensive income (loss) before reclassifications	(961)	(3)	(19)	(10)	(993)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(35)	88	(36)	17
Other comprehensive income (loss)	(961)	(38)	69	(46)	(976)
Balance at December 31, 2015	$(1,953)	$(69)	$(50)	$37	$(2,035)

Reclassification out of Accumulated other comprehensive income (loss)
The effect of the reclassifications out of Accumulated other comprehensive income (loss) on Statement 1 is as follows:

		Year ended December 31,
(Millions of dollars)	Classification of income (expense)	2015	2014	2013

Pension and other postretirement benefits:
Amortization of prior service credit (cost)	Note 12 [1]	$53	$38	$54
Amortization of transition asset (obligation)	Note 12 [1]	—	—	(2)
Reclassifications before tax		53	38	52
Tax (provision) benefit		(18)	(13)	(18)
Reclassifications net of tax		$35	$25	$34

Derivative financial instruments:
Foreign exchange contracts	Other income (expense)	$(127)	$5	$(57)
Interest rate contracts	Interest expense excluding Financial Products	(6)	(5)	—
Interest rate contracts	Other income (expense)	—	—	(3)
Interest rate contracts	Interest expense of Financial Products	(6)	(6)	(6)
Reclassifications before tax		(139)	(6)	(66)
Tax (provision) benefit		51	2	25
Reclassifications net of tax		$(88)	$(4)	$(41)

Available-for-sale securities:
Realized gain (loss) on sale of securities	Other income (expense)	$56	$35	$19
Tax (provision) benefit		(20)	(11)	(6)
Reclassifications net of tax		$36	$24	$13

Total reclassifications from Accumulated other comprehensive income (loss)		$(17)	$45	$6

[1] Amounts are included in the calculation of net periodic benefit cost. See Note 12 for additional information.